FAIR VALUE MEASUREMENTS - Financial Instruments not Measured at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts payable and accrued liabilities	$ 226,080	$ 281,531
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	691,331	462,103
Assets posted as collateral - Cash	0	0
Accounts receivable	0	55,279
Loans receivable	0	0
Total Assets	691,331	517,382
Accounts payable and accrued liabilities	0	281,531
Notes payable	0	0
Collateral payable — Cash	0	0
Payable to customers — Cash	0	0
Loans payable	0	0
Total Liabilities	0	281,531
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Assets posted as collateral - Cash	1,220	0
Accounts receivable	41,393	0
Loans receivable	535,696	476,620
Total Assets	578,309	476,620
Accounts payable and accrued liabilities	226,080	0
Notes payable	965,750	836,402
Collateral payable — Cash	25,949	74,995
Payable to customers — Cash	16,324	19,520
Loans payable	348,214	510,718
Total Liabilities	1,731,685	1,624,097
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	0	0
Assets posted as collateral - Cash	0	0
Accounts receivable	0	0
Loans receivable	0	0
Total Assets	0	0
Accounts payable and accrued liabilities	0	0
Notes payable	0	0
Collateral payable — Cash	0	0
Payable to customers — Cash	0	0
Loans payable	0	0
Total Liabilities	0	0
Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	691,331	462,103
Assets posted as collateral - Cash	1,220	0
Accounts receivable	41,393	55,279
Loans receivable	535,696	476,620
Total Assets	1,269,640	994,002
Accounts payable and accrued liabilities	226,080	281,531
Notes payable	725,571	845,186
Collateral payable — Cash	25,949	74,995
Payable to customers — Cash	16,324	19,520
Loans payable	348,214	510,718
Total Liabilities	1,490,011	1,914,412
Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents	691,331	462,103
Assets posted as collateral - Cash	1,220	0
Accounts receivable	41,393	55,279
Loans receivable	535,696	476,620
Total Assets	1,269,640	994,002
Accounts payable and accrued liabilities	226,080	281,531
Notes payable	965,750	836,402
Collateral payable — Cash	25,949	74,995
Payable to customers — Cash	16,324	19,520
Loans payable	348,214	510,718
Total Liabilities	$ 1,731,685	1,905,628
Galaxy Digital Holdings, LP
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Accounts payable and accrued liabilities		281,531	$ 140,376
Payable to customers — Cash			3,442
Galaxy Digital Holdings, LP | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		462,103	316,610
Assets posted as collateral - Cash		0	2,091
Accounts receivable		55,279	60,929
Loans receivable		0	0
Total Assets		517,382	379,630
Accounts payable and accrued liabilities		281,531	140,376
Notes payable		0	0
Collateral payable — Cash		0	0
Payable to customers — Cash		0	0
Loans payable		0	0
Total Liabilities		281,531	140,376
Galaxy Digital Holdings, LP | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		0	0
Assets posted as collateral - Cash		0	0
Accounts receivable		0	0
Loans receivable		476,620	387,364
Total Assets		476,620	387,364
Accounts payable and accrued liabilities		0	0
Notes payable		836,402	342,161
Collateral payable — Cash		74,995	11,367
Payable to customers — Cash		19,520	3,442
Loans payable		510,718	93,069
Total Liabilities		1,441,635	450,039
Galaxy Digital Holdings, LP | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		0	0
Assets posted as collateral - Cash		0	0
Accounts receivable		0	0
Loans receivable		0	0
Total Assets		0	0
Accounts payable and accrued liabilities		0	0
Notes payable		0	0
Collateral payable — Cash		0	0
Payable to customers — Cash		0	0
Loans payable		0	0
Total Liabilities		0	0
Galaxy Digital Holdings, LP | Carrying Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		462,103	316,610
Assets posted as collateral - Cash		0	2,091
Accounts receivable		55,279	60,929
Loans receivable		476,620	387,364
Total Assets		994,002	766,994
Accounts payable and accrued liabilities		281,531	140,376
Notes payable		845,186	408,053
Collateral payable — Cash		74,995	11,367
Payable to customers — Cash		19,520	3,442
Loans payable		510,718	93,069
Total Liabilities		1,731,950	656,307
Galaxy Digital Holdings, LP | Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents		462,103	316,610
Assets posted as collateral - Cash		0	2,091
Accounts receivable		55,279	60,929
Loans receivable		476,620	387,364
Total Assets		994,002	766,994
Accounts payable and accrued liabilities		281,531	140,376
Notes payable		836,402	342,161
Collateral payable — Cash		74,995	11,367
Payable to customers — Cash		19,520	3,442
Loans payable		510,718	93,069
Total Liabilities		$ 1,723,166	$ 590,415